COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingencies [Abstract]
Schedule of Future Minimum Operating Lease Commitments with Non-Cancellable
Future minimum operating lease commitments with non-cancellable terms in excess of one year are as follows:

Year ended
2018
Operating leases
US$’000
2019	2,922
2020	2,565
2021	2,250
2022	1,990
2023	1,741
Later years	14,249

Total lease obligations	25,717

Year ended
2017
Operating leases
US$’000
2018	2,693
2019	2,409
2020	1,947
2021	1,776
2022	1,654
Later years	11,660

Total lease obligations	22,139